DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations Tables
Schedule of assets and liabilities of discontinued operations and results of operations from discontinued operations
Assets and liabilities of discontinued operations were as follows:

	December 31,
	2012	2011
Assets:
Investments in excess mortgage servicing rights at fair value	245,036	43,971
Cash & Cash Equivalents	—	9
Other Assets	33	6
Total Assets	245,069	43,986

Liabilities:

Purchase price payable on investments in excess mortgage servicing rights	59	3,250
Accrued expenses and other liabilities	421	980
Total Liabilities	480	4,230

Net Assets	244,589	39,756

Results of operations from discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010

Interest income	27,508	1,260	—
Interest expense	—	—	—
Net interest income	27,508	1,260	—

Impairment (Reversal)
Impairment of long-lived assets	—	—	260

Other Revenues
Rental income	—	136	427
Total other revenue	—	136	427
Other Income (Loss)
Gain (loss) on settlement of investments, net	—	61	—
Other income (loss)	17,421	367	27
Other income (loss)	17,421	428	27

Expenses
Property operating costs	26	177	295
General and administrative expenses	5,735	1,086	242
	5,761	1,263	537

Income (loss) from discontinued operations	39,168	561	(343)